UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2004

        Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one):

                              |_| is a restatement.
                              |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:                 Thomas W. Smith

    Address:              323 Railroad Avenue  Greenwich   CT        06830
                          (Street)             (City)      (State)   (Zip)

    Form 13F File Number: 028-01909

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:  Thomas W. Smith
      Title: Investment Manager
      Phone: 203-661-1200

Signature, Place, and Date of Signing:


/s/ Thomas W. Smith
-------------------
[Signature]

Greenwich, CT
-------------------
[City, State]

November 15, 2004
-------------------
[Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

      Number of Other Included Managers:      2

      Form 13F Information Table Entry Total: 34

      Form 13F Information Table Value Total: $1,142,350 (thousands)

List of Other Included Managers:

No.     Form 13F File No.:      Name:
01      028-03444               Thomas N. Tryforos
02      028-10290               Scott J. Vassalluzzo

FORM 13F INFORMATION TABLE

                                 TITLE                    VALUE      SHARES/  SH/  PUT/  INVSTMT   OTHER          VOTING AUTHORITY
      NAME OF ISSUER           OF CLASS      CUSIP      (x$1000)     PRN AMT  PRN  CALL  DSCRETN  MANAGERS      SOLE   SHARED   NONE
      --------------           --------      -----      --------     -------  ---  ----  -------  --------      ----   ------   ----
BROWN & BROWN INC.                COM      115236101         134        2926  SH          SOLE                   2926
BROWN & BROWN INC.                COM      115236101       52953     1158700  SH          OTHER     01, 02    1158700
COMMERCE BANCORP, INC.            COM      200519106       16418      297424  SH          SOLE                 297424
COMMERCE BANCORP, INC.            COM      200519106       87945     1593200  SH          OTHER     01, 02    1593200
COPART, INC.                      COM      2172041061      15034      794169  SH          SOLE                 794169
COPART, INC.                      COM      2172041061      64184     3390600  SH          OTHER     01, 02    3390600
CREDIT ACCEPTANCE CORP            COM      225310101        8713      460052  SH          SOLE                 460052
CREDIT ACCEPTANCE CORP            COM      225310101       77209     4076500  SH          OTHER     01, 02    4076500
CORPORATE HIGH YIELD FD III       COM      219925104         157       17850  SH          SOLE                  17850
HEALTH MANAGEMENT ASSOCIATES      COM      421933102         892       43680  SH          SOLE                  43680
HEALTH MANAGEMENT ASSOCIATES      COM      421933102       16855      825000  SH          OTHER     01, 02     825000
IRON MOUNTAIN, INC.               COM      46284P104       26474      782086  SH          SOLE                 782086
IRON MOUNTAIN, INC.               COM      46284P104      233147     6887655  SH          OTHER     01, 02    6887655
VERTRUE INCORPORATED              COM      5860021070       6328      241159  SH          SOLE                 241159
VERTRUE INCORPORATED              COM      5860021070      35574     1355700  SH          OTHER     01, 02    1355700
MOBILE MINI, INC.                 COM      60740f105         372       15000  SH          SOLE                  15000
MOBILE MINI, INC.                 COM      60740f105       16724      674350  SH          OTHER     01, 02     674350
NORTH FORK BANCORPORATION         COM      659424105        1029       23150  SH          SOLE                  23150
NORTH FORK BANCORPORATION         COM      659424105       42832      963600  SH          OTHER     01, 02     963600
ORTHODONTIC CTRS. OF AMER.        COM      68750P103        6274     1323539  SH          SOLE                1323539
ORTHODONTIC CTRS. OF AMER.        COM      68750P103       24414     5150700  SH          OTHER     01, 02    5150700
PRE-PAID LEGAL SERVICES. INC.     COM      7400651007       9777      380739  SH          SOLE                 380739
PRE-PAID LEGAL SERVICES. INC.     COM      7400651007      71406     2780600  SH          OTHER     01, 02    2780600
RENT-A-CENTER, INC.               COM      76009N100        4832      186850  SH          SOLE                 186850
RENT-A-CENTER, INC.               COM      76009N100       11073      428200  SH          OTHER     01, 02     428200
SCP POOL CORPORATION              COM      784028102         642       23999  SH          SOLE                  23999
LAUREATE EDUCATION INC.           COM      518613104        9148      245780  SH          SOLE                 245780
LAUREATE EDUCATION INC.           COM      518613104        4492      120700  SH          OTHER     01, 02     120700
SEI INVESTMENTS                   COM      784117103       30513      905960  SH          SOLE                 905960
SEI INVESTMENTS                   COM      784117103      188302     5590919  SH          OTHER     01, 02    5590919
WHOLE FOOD MARKET, INC.           COM      9668371068         77         900  SH          SOLE                    900
WHOLE FOOD MARKET, INC.           COM      9668371068      29383      342500  SH          OTHER     01, 02     342500
WORLD ACCEPTANCE CORP.            COM      981419104        4087      175800  SH          SOLE                 175800
WORLD ACCEPTANCE CORP.            COM      981419104       44956     1933600  SH          OTHER     01, 02    1933600